Provisions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Provisions

NOTE 24—PROVISIONS

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2017	88	5	56	149
Allowance	3	3	19	25
Amounts used	(2)	(2)	(3)	(7)
Unused amounts reversed	—	(1)	(4)	(5)
Unwinding of discounts	(1)	—	—	(1)
Effects of changes in foreign exchange rates	(7)	—	(1)	(8)

At December 31, 2017	81	5	67	153

Current	4	3	33	40
Non-Current	77	2	34	113

Total provisions	81	5	67	153

(in millions of Euros)	Close down and environmental remediation costs	Restructuring costs	Legal claims and other costs	Total
At January 1, 2016	88	8	67	163
Allowance	—	6	7	13
Amounts used	(2)	(5)	(4)	(11)
Unused amounts reversed	(1)	(1)	(14)	(16)
Unwinding of discounts	1	—	—	1
Reclassified to Pension liabilities	—	(3)	—	(3)
Effects of changes in foreign exchange rates	2	—	—	2

At December 31, 2016	88	5	56	149

Current	3	3	36	42
Non-Current	85	2	20	107

Total provisions	88	5	56	149

Close down, environmental and remediation costs

The Group records provisions for the estimated present value of the costs of its environmental clean-up obligations and close down and restoration efforts based on the net present value of estimated future costs of the dismantling and demolition of infrastructure and the removal of residual material of disturbed areas, using an average discount rate of 1.04%. A change in the discount rate of 0.5% would change the provision by €2 million.

It is expected that these provisions will be settled over the next 40 years depending on the nature of the disturbance and the technical remediation plans.

Restructuring costs

The Group records provisions for restructuring costs when management has a detailed formal plan, is demonstrably committed to its execution and can reasonably estimate the associated liabilities. The related expenses are presented as Restructuring costs in the Consolidated Income Statement.

Legal claims and other costs

(in millions of Euros)	At December 31, 2017	At December 31, 2016
Maintenance and customer related provisions (A)	25	14
Litigation (B)	36	35
Disease claims (C)	3	4
Other	3	3

Total provisions for legal claims and other costs	67	56

(A)	These provisions include €3 million in 2017 (€3 million in 2016) related to general equipment maintenance, mainly linked to the Group leases. These provisions also include €16 million in 2017 (€7 million in 2016) related to customer litigation, product warranties and guarantees and €6 million in 2017 (€4 million in 2016) related to late delivery penalties. These provisions are expected to be used over the next five years.
(B)	The Group is involved in litigation and other proceedings, such as civil, commercial and tax proceedings, incidental to normal operations. It is not anticipated that the resolution of such litigation and proceedings will have a material effect on the future results, financial position, or cash flows of the Group.
(C)	Since the early 1990s, certain activities of the Group’s businesses have been subject to claims and lawsuits in France relating to occupational diseases resulting from alleged asbestos exposure, such as mesothelioma and asbestosis. It is not uncommon for the investigation and resolution of such claims to go on over many years as the latency period for acquiring such diseases is typically between 25 and 40 years. For any such claim, it is up to the social security authorities in each jurisdiction to determine if a claim qualifies as an occupational illness claim. If so determined, the Group must settle the case or defend its position in court. At December 31, 2017, 7 cases in which gross negligence is alleged (“faute inexcusable”) remain outstanding (11 at December 31, 2016), the average amount per claim being less than €0.1 million. The average settlement amount per claim in 2017 and 2016 was less than €0.1 million. It is not anticipated that the resolution of such litigation and proceedings will have a material effect on the future results from continuing operations, financial position, or cash flows of the Group.